Trade and Finance Receivables (Tables)	9 Months Ended
Sep. 30, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Finance receivables were as follows:

	September 30, 2013		December 31, 2012		September 30, 2012
(In thousands)	Grower Receivables	Seller Financing	Grower Receivables	Seller Financing	Grower Receivables	Seller Financing
Gross receivable	$36,092	$28,001	$41,008	$30,523	$42,138	$31,332
Reserve	(32,927)	—	(36,854)	—	(36,837)	—
Net receivable	$3,165	$28,001	$4,154	$30,523	$5,301	$31,332

Current portion, net	$3,165	$3,913	$4,154	$3,691	$5,301	$3,620
Long-term portion, net	—	24,088	—	26,832	—	27,712
Net receivable	$3,165	$28,001	$4,154	$30,523	$5,301	$31,332

Allowance for Credit Losses on Financing Receivables
Activity in the reserve for grower receivables is as follows:

(In thousands)	2013	2012
Reserve at beginning of year	$36,854	$37,519
Charged to costs and expenses	26	382
Recoveries	(51)	(191)
Foreign exchange and other	1	—
Reserve at March 31	$36,830	$37,710
Charged to costs and expenses	35	45
Recoveries	(51)	(516)
Write-offs	(2,910)	—
Foreign exchange and other	—	1
Reserve at June 30	$33,904	$37,240
Charged to costs and expenses	—	277
Recoveries	(976)	(680)
Write-offs	—	—
Foreign exchange and other	(1)	—
Reserve at September 30	$32,927	$36,837